Note 9 - Employee Benefit Plan (Details Textual) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan, Eligibility, Service Period (Year)	1 year
Defined Contribution Plan, Vesting Period (Year)	7 years
Defined Contribution Plan, Cost	$ 12,000	$ 12,000
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in shares)	0
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP	$ 0